Property and Equipment (Components of Property and Equipment) (Details) (USD $)	Mar. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Property and equipment, gross			$ 431,492	$ 407,691
Less accumulated depreciation and amortization			(403,493)	(391,647)
Property and equipment, net	31,296	[1]	27,999	16,044
Lab equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross			321,172	299,876
Computers and Software [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross			67,739	65,234
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross			38,934	38,934
Office Equipment and Furniture [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross			$ 3,647	$ 3,647

[1]	(Unaudited)